Segment Reporting - Schedule of Segments for the Company’s Continuing Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 1,049,341	$ 768,361
Cost of goods sold	864,006	435,806
Gross profit	185,335	332,555
Interest expense and charges	(20,839)	(1,628)
Interest income	267	212
Depreciation and amortization	122,414	7,808
Capital expenditures	(53,884)
Income tax expenses
Segment loss	(1,408,902)	(523,660)
Segment assets	41,405,048	33,671,537	$ 34,256,918
Equipment and accessories [Member]
Segment Reporting Information [Line Items]
Revenues	1,023,796
Cost of goods sold	852,888
Gross profit	170,908
Interest expense and charges	(20,777)
Interest income	266
Depreciation and amortization	111,387
Capital expenditures
Income tax expenses
Segment loss	(1,351,716)
Segment assets	32,895,647
Craft beer and vending machine [Member]
Segment Reporting Information [Line Items]
Revenues	25,545
Cost of goods sold	11,118
Gross profit	14,427
Interest expense and charges	(62)
Interest income	1
Depreciation and amortization	11,027
Capital expenditures	(53,884)
Income tax expenses
Segment loss	(57,186)
Segment assets	$ 8,509,401
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues		768,361
Cost of goods sold		435,806
Gross profit		332,555
Interest expense and charges		(1,628)
Interest income		212
Depreciation and amortization		7,808
Capital expenditures
Income tax expenses
Segment loss		(523,660)
Segment assets		$ 33,671,537